Organization and Basis of Presentation - Schedule of Organization and Basis of Presentation (Detail)	12 Months Ended
Dec. 31, 2020
CN | Zhuhai Kingsoft Cloud Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC
Variable: Date of establishment/ acquisition	Nov. 09, 2012
Variable: Principal activities	Investment holding
CN | Kingsoft Cloud Beijing Information Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC
Variable: Date of establishment/ acquisition	Apr. 13, 2018
Variable: Principal activities	Investment holding
CN | Beijing Kingsoft Cloud Network Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC
Variable: Date of establishment/ acquisition	Nov. 09, 2012
Variable: Principal activities	Cloud services
CN | Beijing Jinxun Ruibo Network Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC
Variable: Date of establishment/ acquisition	Dec. 17, 2015
Variable: Principal activities	Cloud services
CN | Nanjing Qianyi Shixun Information Technology Co Ltd
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC
Variable: Date of establishment/ acquisition	Mar. 31, 2016
Variable: Principal activities	Cloud services
Subsidiaries | Kingsoft Cloud Corporation Limited | HK
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	HK
Date of establishment/ acquisition	Feb. 01, 2012
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Cloud services
Subsidiaries | Kingsoft Cloud Inc | US
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	U.S.
Date of establishment/ acquisition	Dec. 22, 2017
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Cloud services
Subsidiaries | Wuhan Kingsoft Cloud Information Technology Co Ltd | CN
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC
Date of establishment/ acquisition	Dec. 26, 2017
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Cloud services
Subsidiaries | Beijing Kingsoft Cloud Technology Co., Ltd | CN
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC
Date of establishment/ acquisition	Apr. 09, 2012
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Research and development
Subsidiaries | Beijing Yunxiang Zhisheng Technology Co Ltd | CN
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Place of establishment	PRC
Date of establishment/ acquisition	Dec. 15, 2015
Percentage of equity interest attributable to the Company	100.00%
Principal activities	Research and development